STATEMENTS OF OPERATIONS (USD $)	12 Months Ended			109 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Statements Of Operations
Revenue
Expenses
Consulting Fees			16,580	302,757
Data acquisition cost				19,300
Director and management fees - related party			15,000	879,583
General and administrative	22,608	25,615	26,928	700,107
General and administrative - related party (Note 7)	9,455	8,416	11,296	115,262
General and administrative - stock-based compensation			7,650	4,325,999
Litigation expenses				711,444
Travel	643	3,731	27,177	331,205
Total Expenses	32,706	37,762	104,631	7,385,657
Operating Loss	(32,706)	(37,762)	(104,631)	(7,385,657)
Other income			5,000	275,000
Interest income				53,004
Net loss	$ (32,706)	$ (37,762)	$ (99,631)	$ (7,057,653)
Net loss per common share (Note 5) - basic and fully diluted	$ 0.00	$ 0.00	$ 0.00
Weighted average number of common (Note 5) shares outstanding - basic and fully diluted	34,548,368	34,548,368	32,010,663